SUPPLEMENT TO THE

FIDELITY(registered trademark) SELECT PORTFOLIOS(registered trademark)

APRIL 29, 1999

STATEMENT OF ADDITIONAL INFORMATION

REGIONAL BANKS PORTFOLIO HAS BEEN RENAMED BANKING PORTFOLIO. ALL
REFERENCES TO REGIONAL BANKS PORTFOLIO THROUGHOUT THIS SAI SHOULD BE REPLACED WITH BANKING PORTFOLIO.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR EACH STOCK FUND (EXCEPT BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental limitation (2)).

(vii) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR EACH OF BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL INDUSTRIES
PORTFOLIO, MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO, AND NATURAL
RESOURCES PORTFOLIO FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 3.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental limitation (2)).

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR MONEY
MARKET PORTFOLIO FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 5.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

SOURCES OF CREDIT OR LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

   THE FOLLOWING INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS"
SECTION BEGINNING ON PAGE 51 HAS BEEN REMOVED.

   LEONARD M. RUSH (53), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 51.

   NED C. LAUTENBACH (55), Member of the Advisory Board (1999), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 53.

   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended February 28, 1999, or calendar year ended December 31, 1998, as applicable.

Compensation Table


AGGREGATE COMPENSATION FROM A    Edward C.  Johnson 3d**  Abigail P.  Johnson**  J. Gary Burkhead **  Ralph F. Cox
FUNDA

Air TransportationB              $ 0                      $ 0                     $ 0                 $ 36

AutomotiveB                      $ 0                      $ 0                     $ 0                 $ 20

BiotechnologyB                   $ 0                      $ 0                     $ 0                 $ 194

Brokerage and Investment         $ 0                      $ 0                     $ 0                 $ 252
ManagementB

Business Services and            $ 0                      $ 0                     $ 0                 $ 17
OutsourcingB

ChemicalsB                       $ 0                      $ 0                     $ 0                 $ 17

ComputersB                       $ 0                      $ 0                     $ 0                 $ 316

Construction and HousingB        $ 0                      $ 0                     $ 0                 $ 28

Consumer IndustriesB             $ 0                      $ 0                     $ 0                 $ 26

Cyclical IndustriesB             $ 0                      $ 0                     $ 0                 $ 1

Defense and AerospaceB           $ 0                      $ 0                     $ 0                 $ 20

Developing CommunicationsB       $ 0                      $ 0                     $ 0                 $ 96

ElectronicsB                     $ 0                      $ 0                     $ 0                 $ 761

EnergyB                          $ 0                      $ 0                     $ 0                 $ 49

Energy ServiceB                  $ 0                      $ 0                     $ 0                 $ 241

Environmental ServicesB          $ 0                      $ 0                     $ 0                 $ 7

Financial ServicesB              $ 0                      $ 0                     $ 0                 $ 216

Food and AgricultureB            $ 0                      $ 0                     $ 0                 $ 80

GoldB                            $ 0                      $ 0                     $ 0                 $ 73

Health CareB,C,D                 $ 0                      $ 0                     $ 0                 $ 843

Home FinanceB                    $ 0                      $ 0                     $ 0                 $ 487

Industrial EquipmentB            $ 0                      $ 0                     $ 0                 $ 15

Industrial MaterialsB            $ 0                      $ 0                     $ 0                 $ 6

InsuranceB                       $ 0                      $ 0                     $ 0                 $ 39

LeisureB                         $ 0                      $ 0                     $ 0                 $ 98

Medical DeliveryB                $ 0                      $ 0                     $ 0                 $ 55

Medical Equipment and SystemsB+  $ 0                      $ 0                     $ 0                 $ 5

MultimediaB                      $ 0                      $ 0                     $ 0                 $ 44

Natural GasB                     $ 0                      $ 0                     $ 0                 $ 18

Natural ResourcesB               $ 0                      $ 0                     $ 0                 $ 2

Paper and Forest ProductsB       $ 0                      $ 0                     $ 0                 $ 6

Precious Metals and MineralsB    $ 0                      $ 0                     $ 0                 $ 53

Regional BanksB                  $ 0                      $ 0                     $ 0                 $ 439

RetailingB                       $ 0                      $ 0                     $ 0                 $ 91

Software and Computer ServicesB  $ 0                      $ 0                     $ 0                 $ 191

TechnologyB                      $ 0                      $ 0                     $ 0                 $ 240

TelecommunicationsB              $ 0                      $ 0                     $ 0                 $ 263

TransportationB                  $ 0                      $ 0                     $ 0                 $ 10

Utilities GrowthB                $ 0                      $ 0                     $ 0                 $ 138

Money MarketB                    $ 0                      $ 0                     $ 0                 $ 326

TOTAL COMPENSATION FROM THE      $ 0                      $ 0                    $ 0                  $ 223,500
FUND COMPLEX*,A




AGGREGATE COMPENSATION FROM A Phyllis Burke Davis  Robert M. Gates  E. Bradley Jones  Donald J. Kirk  Ned C. Lautenbach***
FUNDA

Air TransportationB            $ 36                 $ 36             $ 36              $ 36           $ 0

AutomotiveB                    $ 19                 $ 20             $ 19              $ 20           $ 0

BiotechnologyB                 $ 191                $ 193            $ 192             $ 194          $ 0

Brokerage and Investment       $ 248                $ 253            $ 251             $ 255          $ 0
ManagementB

Business Services and          $ 17                 $ 17             $ 17              $ 18           $ 0
OutsourcingB

ChemicalsB                     $ 17                 $ 17             $ 17              $ 17           $ 0

ComputersB                     $ 311                $ 315            $ 313             $ 315          $ 0

Construction and HousingB      $ 27                 $ 28             $ 27              $ 28           $ 0

Consumer IndustriesB           $ 26                 $ 26             $ 26              $ 27           $ 0

Cyclical IndustriesB           $ 1                  $ 1              $ 1               $ 1            $ 0

Defense and AerospaceB         $ 20                 $ 20             $ 20              $ 20           $ 0

Developing CommunicationsB     $ 94                 $ 96             $ 95              $ 96           $ 0

ElectronicsB                   $ 751                $ 761            $ 756             $ 763          $ 0

EnergyB                        $ 49                 $ 49             $ 49              $ 50           $ 0

Energy ServiceB                $ 238                $ 242            $ 240             $ 243          $ 0

Environmental ServicesB        $ 7                  $ 7              $ 7               $ 7            $ 0

Financial ServicesB            $ 213                $ 216            $ 214             $ 218          $ 0

Food and AgricultureB          $ 79                 $ 80             $ 79              $ 80           $ 0

GoldB                          $ 72                 $ 72             $ 72              $ 73           $ 0

Health CareB,C,D               $ 832                $ 842            $ 837             $ 848          $ 0

Home FinanceB                  $ 481                $ 488            $ 485             $ 493          $ 0

Industrial EquipmentB          $ 15                 $ 15             $ 15              $ 15           $ 0

Industrial MaterialsB          $ 6                  $ 6              $ 6               $ 6            $ 0

InsuranceB                     $ 38                 $ 39             $ 39              $ 39           $ 0

LeisureB                       $ 96                 $ 98             $ 97              $ 99           $ 0

Medical DeliveryB              $ 54                 $ 55             $ 55              $ 56           $ 0

Medical Equipment and SystemsB+ $ 5                 $ 5              $ 5               $ 5            $ 0

MultimediaB                    $ 43                 $ 44             $ 43              $ 44           $ 0

Natural GasB                   $ 18                 $ 18             $ 18              $ 19           $ 0

Natural ResourcesB             $ 2                  $ 2              $ 2               $ 2            $ 0

Paper and Forest ProductsB     $ 6                  $ 6              $ 6               $ 6            $ 0

Precious Metals and MineralsB  $ 52                 $ 53             $ 53              $ 53           $ 0

Regional BanksB                $ 433                $ 440            $ 437             $ 443          $ 0

RetailingB                     $ 90                 $ 91             $ 91              $ 92           $ 0

Software and Computer ServicesB $ 188               $ 191            $ 189             $ 192          $ 0

TechnologyB                    $ 237                $ 240            $ 239             $ 240          $ 0

TelecommunicationsB            $ 259                $ 263            $ 261             $ 265          $ 0

TransportationB                $ 10                 $ 10             $ 10              $ 10           $ 0

Utilities GrowthB              $ 136                $ 138            $ 137             $ 138          $ 0

Money MarketB                  $ 322                $ 326            $ 323             $ 330          $ 0

TOTAL COMPENSATION FROM THE   $ 220,500            $ 223,500        $222,000          $ 226,500       $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A Peter S. Lynch**  William O. McCoy   Gerald C. McDonough  Marvin L. Mann  Robert C. Pozen **
FUNDA

Air TransportationB            $ 0               $ 36              $ 44                  $ 36            $ 0

AutomotiveB                    $ 0               $ 20              $ 24                  $ 20            $ 0

BiotechnologyB                 $ 0               $ 193             $ 237                 $ 193           $ 0

Brokerage and Investment       $ 0               $ 253             $ 309                 $ 253           $ 0
ManagementB

Business Services and          $ 0               $ 17              $ 21                  $ 17            $ 0
OutsourcingB

ChemicalsB                     $ 0               $ 17              $ 21                  $ 17            $ 0

ComputersB                     $ 0               $ 315             $ 385                 $ 315           $ 0

Construction and HousingB      $ 0               $ 28              $ 34                  $ 28            $ 0

Consumer IndustriesB           $ 0               $ 26              $ 32                  $ 26            $ 0

Cyclical IndustriesB           $ 0               $ 1               $ 2                   $ 1             $ 0

Defense and AerospaceB         $ 0               $ 20              $ 25                  $ 20            $ 0

Developing CommunicationsB     $ 0               $ 96              $ 117                 $ 96            $ 0

ElectronicsB                   $ 0               $ 761             $ 931                 $ 761           $ 0

EnergyB                        $ 0               $ 49              $ 60                  $ 49            $ 0

Energy ServiceB                $ 0               $ 242             $ 296                 $ 242           $ 0

Environmental ServicesB        $ 0               $ 7               $ 9                   $ 7             $ 0

Financial ServicesB            $ 0               $ 216             $ 264                 $ 216           $ 0

Food and AgricultureB          $ 0               $ 80              $ 98                  $ 80            $ 0

GoldB                          $ 0               $ 72              $ 89                  $ 72            $ 0

Health CareB,C,D               $ 0               $ 842             $ 1,031               $ 842           $ 0

Home FinanceB                  $ 0               $ 488             $ 598                 $ 488           $ 0

Industrial EquipmentB          $ 0               $ 15              $ 18                  $ 15            $ 0

Industrial MaterialsB          $ 0               $ 6               $ 7                   $ 6             $ 0

InsuranceB                     $ 0               $ 39              $ 48                  $ 39            $ 0

LeisureB                       $ 0               $ 98              $ 120                 $ 98            $ 0

Medical DeliveryB              $ 0               $ 55              $ 67                  $ 55            $ 0

Medical Equipment and SystemsB+ $ 0              $ 5               $ 6                   $ 5             $ 0

MultimediaB                    $ 0               $ 44              $ 54                  $ 44            $ 0

Natural GasB                   $ 0               $ 18              $ 23                  $ 18            $ 0

Natural ResourcesB             $ 0               $ 2               $ 3                   $ 2             $ 0

Paper and Forest ProductsB     $ 0               $ 6               $ 8                   $ 6             $ 0

Precious Metals and MineralsB  $ 0               $ 53              $ 65                  $ 53            $ 0

Regional BanksB                $ 0               $ 440             $ 539                 $ 440           $ 0

RetailingB                     $ 0               $ 91              $ 112                 $ 91            $ 0

Software and Computer ServicesB $ 0             $ 191             $ 233                 $ 191           $ 0

TechnologyB                    $ 0               $ 240             $ 294                 $ 240           $ 0

TelecommunicationsB            $ 0               $ 263             $ 322                 $ 263           $ 0

TransportationB                $ 0               $ 10              $ 12                  $ 10            $ 0

Utilities GrowthB              $ 0               $ 138             $ 169                 $ 138           $ 0

Money MarketB                  $ 0               $ 326             $ 396                 $ 326           $ 0

TOTAL COMPENSATION FROM THE    $ 0              $ 223,500          $ 273,500             $ 220,500      $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A    Thomas R. Williams
FUNDA

Air TransportationB               $ 36

AutomotiveB                       $ 20

BiotechnologyB                    $ 193

Brokerage and Investment          $ 253
ManagementB

Business Services and             $ 17
OutsourcingB

ChemicalsB                        $ 17

ComputersB                        $ 315

Construction and HousingB         $ 28

Consumer IndustriesB              $ 26

Cyclical IndustriesB              $ 1

Defense and AerospaceB            $ 20

Developing CommunicationsB        $ 96

ElectronicsB                      $ 761

EnergyB                           $ 49

Energy ServiceB                   $ 242

Environmental ServicesB           $ 7

Financial ServicesB               $ 216

Food and AgricultureB             $ 80

GoldB                             $ 72

Health CareB,C,D                  $ 842

Home FinanceB                     $ 488

Industrial EquipmentB             $ 15

Industrial MaterialsB             $ 6

InsuranceB                        $ 39

LeisureB                          $ 98

Medical DeliveryB                 $ 55

Medical Equipment and SystemsB+   $ 5

MultimediaB                       $ 44

Natural GasB                      $ 18

Natural ResourcesB                $ 2

Paper and Forest ProductsB        $ 6

Precious Metals and MineralsB     $ 53

Regional BanksB                   $ 440

RetailingB                        $ 91

Software and Computer ServicesB   $ 191

TechnologyB                       $ 240

TelecommunicationsB               $ 263

TransportationB                   $ 10

Utilities GrowthB                 $ 138

Money MarketB                     $ 326

TOTAL COMPENSATION FROM THE      $ 223,500
FUND COMPLEX*,A


   * Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

   ** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   *** Effective October 14, 1999, Mr. Lautenbach serves as a Member of the Advisory Board.

   + Estimated

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy,
$55,039.

   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $379; Phyllis Burke Davis, $379; Robert M. Gates, $379; E. Bradley Jones, $379; Donald J. Kirk, $379; William O. McCoy, $379; Gerald C. McDonough, $443; Marvin L. Mann, $379; and Thomas R. Williams, $379.

   D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $321, Health Care; William O. McCoy, $321, Health Care; Marvin L. Mann, $263, Health Care; and Thomas R. Williams, $321, Health Care.

   THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND
"EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR THE MONEY MARKET FUND FOUND
ON PAGE 57.


GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%            $   1 billion    .3700%

 3 - 6                .3400              50              .2188

 6 - 9                .3100              100             .1869

 9 - 12               .2800              150             .1736

 12 - 15              .2500              200             .1652

 15 - 18              .2200               250            .1587

 18 - 21              .2000              300             .1536

 21 - 24              .1900              350             .1494

 24 - 30              .1800              400             .1459

 30 - 36              .1750              450             .1427

 36 - 42              .1700              500             .1399

 42 - 48              .1650              550             .1372

 48 - 66              .1600              600             .1349

 66 - 84              .1550              650             .1328

 84 - 120             .1500              700             .1309

 120 - 156            .1450              750             .1291

 156 - 192            .1400              800             .1275

 192 - 228            .1350              850             .1260

 228 - 264            .1300              900             .1246

 264 - 300            .1275              950             .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

 over - 1,260         .0920


   THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND
"EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR THE STOCK FUNDS FOUND ON
PAGE 58.



GROUP FEE RATE SCHEDULE                  EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized  Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%             $    1 billion   .5200%

 3 - 6                .4900               50              .3823

 6 - 9                .4600               100             .3512

 9 - 12               .4300               150             .3371

 12 - 15              .4000               200             .3284

 15 - 18              .3850                250            .3219

 18 - 21              .3700               300             .3163

 21 - 24              .3600               350             .3113

 24 - 30              .3500               400             .3067

 30 - 36              .3450               450             .3024

 36 - 42              .3400               500             .2982

 42 - 48              .3350               550             .2942

 48 - 66              .3250               600             .2904

 66 - 84              .3200               650             .2870

 84 - 102             .3150               700             .2838

 102 - 138            .3100               750             .2809

 138 - 174            .3050               800             .2782

 174 - 210            .3000               850             .2756

 210 - 246            .2950               900             .2732

 246 - 282            .2900               950             .2710

 282 - 318            .2850              1,000            .2689

 318 - 354            .2800              1,050            .2669

 354 - 390            .2750              1,100            .2649

 390 - 426            .2700              1,150            .2631

 426 - 462            .2650              1,200            .2614

 462 - 498            .2600              1,250            .2597

 498 - 534            .2550              1,300            .2581

 534 - 587            .2500              1,350            .2566

 587 - 646            .2463              1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

 over - 1,260         .2167






SUPPLEMENT TO THE FIDELITY SELECT

PORTFOLIOS(registered trademark) APRIL 29, 1999 PROSPECTUS

Effective the close of business on December 20, 1999, shares of Select Precious Metals and Minerals Portfolio will no longer be available for purchase except through the reinvestment of dividends and other distributions by shareholders of the fund on December 20, 1999.

PROPOSED REORGANIZATION. The Board of Trustees of Fidelity Select
Portfolios has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Select Precious Metals and
Minerals Portfolio and Select Gold Portfolio.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Select Precious Metals and Minerals Portfolio solely in exchange for the number of shares of Select Gold Portfolio equal in value to the relative net asset value of the outstanding shares of Select Precious Metals and Minerals Portfolio. Following such exchange, Select Precious Metals and Minerals Portfolio will distribute the Select Gold Portfolio shares to its shareholders pro rata, in liquidation of Select Precious Metals and Minerals Portfolio as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization"). The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Select Precious Metals and Minerals Portfolio will be held on February 16, 2000, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Select Precious Metals and Minerals Portfolio will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Select Gold Portfolio.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about February 29, 2000. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In the event Select Precious Metals and Minerals Portfolio shareholders fail to approve the Agreement, Select Precious Metals and Minerals Portfolio will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of Select Precious Metals and Minerals Portfolio.

REGIONAL BANKS PORTFOLIO HAS CHANGED ITS NAME TO "BANKING PORTFOLIO." References in the Prospectus to "Regional Banks Portfolio" are each hereby replaced by "Banking Portfolio" and references to "Regional Banks" are each hereby replaced by "Banking."

The following information replaces similar information for "Banking Portfolio" found in the "Fund Summary" section on page P-15:

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 80% of assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

The following information replaces the second paragraph for "Environmental Services Portfolio" found under the heading "Principal Investment Strategies" in the "Fund Basics" section beginning on page P-46:

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture or distribution of products, processes, or services related to waste management or pollution control. These companies may include, for example, companies involved in the transportation, treatment, or disposal of hazardous or other wastes; transforming waste into energy; recycling; and remedial projects such as groundwater and underground storage tank decontamination, asbestos cleanup, and emergency cleanup response. They may also include companies involved in the detection, analysis, evaluation, and treatment of both existing and potential environmental problems such as contaminated water, air pollution, and acid rain; companies that provide sanitation or filtration equipment or services; companies involved in the reduction of hazardous emissions or other pollution reduction or prevention efforts; and companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.

The following information replaces the second paragraph for "Banking Portfolio" found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page P-52:

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. These companies may include, for example, state chartered banks, savings and loan institutions, banks that are members of the Federal Reserve System, and U.S. institutions whose deposits are not insured by the federal government. In addition, these companies may offer merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance.

       EFFECTIVE NOVEMBER 1, 1999,    the following information
replaces similar information found in the "Fund Management" section beginning on page P-69:

   Matthew Fruhan is manager of Food and Agriculture, which he has managed since November 1999. Mr. Fruhan joined Fidelity in 1995 and became an equity analyst in 1999 after receiving his MBA from Harvard Business School in 1999.

   Ian Gutterman is manager of Environmental Services, which he has managed since November 1999. Mr. Gutterman joined Fidelity as an equity analyst in 1999 after receiving his MBA from the University of Chicago.

   John Roth is manager of Utilities Growth, which he has managed since November 1999. Mr. Roth joined Fidelity as an equity analyst in 1999 after receiving his MBA from MIT Sloan School of Management in 1999.

The following information replaces similar information found in the "Fund Management" section beginning on page P-69:

Ramin Arani is an analyst and manager of Health Care, which he has managed since August 1999. He also manages other Fidelity funds. Mr. Arani joined Fidelity as a research associate in 1992.

Steven Calhoun is manager of Retailing, which he has managed since August 1999. Mr. Calhoun joined Fidelity as a research analyst in 1994.

Douglas Nigen is manager of Automotive, which he has managed since September 1999. Mr. Nigen joined Fidelity as a research analyst in 1997 after receiving his MBA from the University of Chicago.

Scott Offen is manager of        Energy        and Natural Resources,
both of which he has managed since        September 199   9    . He
also manages another Fidelity fund. Since joining Fidelity in 1985, Mr. Offen has worked as a research analyst and portfolio manager.

Shep Perkins is an analyst and manager of Medical Delivery, which he has managed since August 1999. Mr. Perkins joined Fidelity as an equity research associate in 1997.

John Porter is manager of Consumer Industries, which he has managed since September 1999. He also manages another Fidelity fund. Mr.
Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago.

Dylan Yolles is manager of Software and Computer Services, which he has managed since September 1999. Mr. Yolles joined Fidelity in 1997 as an equity analyst, after receiving a bachelor of arts degree in 1991 and an MBA in 1997, both from Stanford University.

Jonathan Zang is manager of        Chemicals, which he has managed
since        September 1999   .     Mr. Zang joined Fidelity in 1997
as an equity analyst, after receiving his MBA from the University of Chicago in 1997. Previously, he was an investment officer with Hawaiian Trust Company, in Honolulu, from 1992 to 1995.

Christian Zann is an analyst and manager of Natural Gas, which he has managed since August 1999. Mr. Zann joined Fidelity as an equity research associate in 1996.

The following information replaces the fourth paragraph found in the "Fund Distribution" section on page P-71:

Each stock fund's sales charge may be reduced if you buy directly through Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. Purchases made with assistance or intervention from a financial intermediary are not eligible for a sales charge reduction.